Revenue From Contracts with Customers (Details) - Schedule of Revenues from Contracts with Customers - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Primary geographical markets
Total Primary geographical markets	S/ 4,301,475	S/ 4,405,124	S/ 4,141,398
Major products/ service lines
Total Major products/ service lines	4,301,475	4,405,124	4,141,398
Timing of revenue recognition
Total Timing of revenue recognition	4,301,475	4,405,124	4,141,398
Revenue from contracts with customers	4,301,475	4,405,124	4,141,398
Engineering and construction One [Member]
Primary geographical markets
Total Primary geographical markets			2,718,901
Major products/ service lines
Total Major products/ service lines			2,718,901
Timing of revenue recognition
Total Timing of revenue recognition			2,718,901
Revenue from contracts with customers			2,718,901
Engineering and construction Two [Member]
Primary geographical markets
Total Primary geographical markets		2,655,394
Major products/ service lines
Total Major products/ service lines		2,655,394
Timing of revenue recognition
Total Timing of revenue recognition		2,655,394
Revenue from contracts with customers		2,655,394
Engineering and construction Three [Member]
Primary geographical markets
Total Primary geographical markets	2,634,472
Major products/ service lines
Total Major products/ service lines	2,634,472
Timing of revenue recognition
Total Timing of revenue recognition	2,634,472
Revenue from contracts with customers	2,634,472
Energy One[Member]
Primary geographical markets
Total Primary geographical markets			541,859
Major products/ service lines
Total Major products/ service lines			541,859
Timing of revenue recognition
Total Timing of revenue recognition			541,859
Revenue from contracts with customers			541,859
Energy Two [Member]
Primary geographical markets
Total Primary geographical markets		633,792
Major products/ service lines
Total Major products/ service lines		633,792
Timing of revenue recognition
Total Timing of revenue recognition		633,792
Revenue from contracts with customers		633,792
Energy Three [Member]
Primary geographical markets
Total Primary geographical markets	682,682
Major products/ service lines
Total Major products/ service lines	682,682
Timing of revenue recognition
Total Timing of revenue recognition	682,682
Revenue from contracts with customers	682,682
Infrastructure One [Member]
Primary geographical markets
Total Primary geographical markets			638,358
Major products/ service lines
Total Major products/ service lines			638,358
Timing of revenue recognition
Total Timing of revenue recognition			638,358
Revenue from contracts with customers			638,358
Infrastructure Two [Member]
Primary geographical markets
Total Primary geographical markets		745,750
Major products/ service lines
Total Major products/ service lines		745,750
Timing of revenue recognition
Total Timing of revenue recognition		745,750
Revenue from contracts with customers		745,750
Infrastructure Three [Member]
Primary geographical markets
Total Primary geographical markets	738,319
Major products/ service lines
Total Major products/ service lines	738,319
Timing of revenue recognition
Total Timing of revenue recognition	738,319
Revenue from contracts with customers	738,319
Real estate One [Member]
Primary geographical markets
Total Primary geographical markets			239,391
Major products/ service lines
Total Major products/ service lines			239,391
Timing of revenue recognition
Total Timing of revenue recognition			239,391
Revenue from contracts with customers			239,391
Real estate Two [Member]
Primary geographical markets
Total Primary geographical markets		367,276
Major products/ service lines
Total Major products/ service lines		367,276
Timing of revenue recognition
Total Timing of revenue recognition		367,276
Revenue from contracts with customers		367,276
Real estate Three [Member]
Primary geographical markets
Total Primary geographical markets	219,660
Major products/ service lines
Total Major products/ service lines	219,660
Timing of revenue recognition
Total Timing of revenue recognition	219,660
Revenue from contracts with customers	219,660
Parent Company operations One [Member]
Primary geographical markets
Total Primary geographical markets			2,889
Major products/ service lines
Total Major products/ service lines			2,889
Timing of revenue recognition
Total Timing of revenue recognition			2,889
Revenue from contracts with customers			2,889
Parent Company operations Two [Member]
Primary geographical markets
Total Primary geographical markets		2,912
Major products/ service lines
Total Major products/ service lines		2,912
Timing of revenue recognition
Total Timing of revenue recognition		2,912
Revenue from contracts with customers		2,912
Parent Company operations Three [Member]
Primary geographical markets
Total Primary geographical markets	26,342
Major products/ service lines
Total Major products/ service lines	26,342
Timing of revenue recognition
Total Timing of revenue recognition	26,342
Revenue from contracts with customers	26,342
Construction activities [Member]
Major products/ service lines
Total Major products/ service lines	2,443,984	2,451,067	2,467,477
Construction activities [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines			2,467,477
Construction activities [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines		2,451,067
Construction activities [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines	2,443,984
Construction activities [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines
Construction activities [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member]
Major products/ service lines
Total Major products/ service lines	190,488	204,327	251,424
Engineering services [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines			251,424
Engineering services [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines		204,327
Engineering services [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines	190,488
Engineering services [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines
Engineering services [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member]
Major products/ service lines
Total Major products/ service lines	143,552	145,874	192,103
Oil and gas extraction, storage and dispatching services [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines			192,103
Oil and gas extraction, storage and dispatching services [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines		145,874
Oil and gas extraction, storage and dispatching services [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines	143,552
Oil and gas extraction, storage and dispatching services [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines
Oil and gas extraction, storage and dispatching services [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member]
Major products/ service lines
Total Major products/ service lines	411,274	387,049	347,377
Transportation services [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines			347,377
Transportation services [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines		387,049
Transportation services [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines	411,274
Transportation services [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines
Transportation services [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member]
Major products/ service lines
Total Major products/ service lines	322,244	354,289	287,331
Road concession services [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines			287,331
Road concession services [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines		354,289
Road concession services [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines	322,244
Road concession services [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines
Road concession services [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member]
Major products/ service lines
Total Major products/ service lines	4,801	4,412	3,650
Water treatment service [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines			3,650
Water treatment service [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines		4,412
Water treatment service [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines	4,801
Water treatment service [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines
Water treatment service [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member]
Major products/ service lines
Total Major products/ service lines	4,622	6,037	9,665
Property rental [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines			9,665
Property rental [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines		6,037
Property rental [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines	4,622
Property rental [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines
Property rental [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member]
Major products/ service lines
Total Major products/ service lines	26,342	2,912	2,889
Parent Company and Other Entities [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines
Parent Company and Other Entities [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines			2,889
Parent Company and Other Entities [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines		2,912
Parent Company and Other Entities [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines	26,342
Sale of real estate and lots [Member]
Major products/ service lines
Total Major products/ service lines	215,038	361,239	229,726
Sale of real estate and lots [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines			229,726
Sale of real estate and lots [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines		361,239
Sale of real estate and lots [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines	215,038
Sale of real estate and lots [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines
Sale of real estate and lots [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member]
Major products/ service lines
Total Major products/ service lines	539,130	487,918	349,756
Sale of oil and gas [Member] | Engineering and construction One [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Engineering and construction Two [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Engineering and construction Three [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Energy One[Member]
Major products/ service lines
Total Major products/ service lines			349,756
Sale of oil and gas [Member] | Energy Two [Member]
Major products/ service lines
Total Major products/ service lines		487,918
Sale of oil and gas [Member] | Energy Three [Member]
Major products/ service lines
Total Major products/ service lines	539,130
Sale of oil and gas [Member] | Infrastructure One [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Infrastructure Two [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Infrastructure Three [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Real estate One [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Real estate Two [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Real estate Three [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Parent Company operations One [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Parent Company operations Two [Member]
Major products/ service lines
Total Major products/ service lines
Sale of oil and gas [Member] | Parent Company operations Three [Member]
Major products/ service lines
Total Major products/ service lines
Transferred at a point in time [Member]
Timing of revenue recognition
Total Timing of revenue recognition	928,684	1,003,980	784,139
Transferred at a point in time [Member] | Engineering and construction One [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred at a point in time [Member] | Engineering and construction Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred at a point in time [Member] | Engineering and construction Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred at a point in time [Member] | Energy One[Member]
Timing of revenue recognition
Total Timing of revenue recognition			541,859
Transferred at a point in time [Member] | Energy Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition		633,792
Transferred at a point in time [Member] | Energy Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition	682,682
Transferred at a point in time [Member] | Infrastructure One [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred at a point in time [Member] | Infrastructure Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred at a point in time [Member] | Infrastructure Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred at a point in time [Member] | Real estate One [Member]
Timing of revenue recognition
Total Timing of revenue recognition			239,391
Transferred at a point in time [Member] | Real estate Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition		367,276
Transferred at a point in time [Member] | Real estate Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition	219,660
Transferred at a point in time [Member] | Parent Company operations One [Member]
Timing of revenue recognition
Total Timing of revenue recognition			2,889
Transferred at a point in time [Member] | Parent Company operations Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition		2,912
Transferred at a point in time [Member] | Parent Company operations Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition	26,342
Transferred over time [Member]
Timing of revenue recognition
Total Timing of revenue recognition	3,372,791	3,401,144	3,357,259
Transferred over time [Member] | Engineering and construction One [Member]
Timing of revenue recognition
Total Timing of revenue recognition			2,718,901
Transferred over time [Member] | Engineering and construction Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition		2,655,394
Transferred over time [Member] | Engineering and construction Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition	2,634,472
Transferred over time [Member] | Energy One[Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred over time [Member] | Energy Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred over time [Member] | Energy Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred over time [Member] | Infrastructure One [Member]
Timing of revenue recognition
Total Timing of revenue recognition			638,358
Transferred over time [Member] | Infrastructure Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition		745,750
Transferred over time [Member] | Infrastructure Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition	738,319
Transferred over time [Member] | Real estate One [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred over time [Member] | Real estate Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred over time [Member] | Real estate Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred over time [Member] | Parent Company operations One [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred over time [Member] | Parent Company operations Two [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Transferred over time [Member] | Parent Company operations Three [Member]
Timing of revenue recognition
Total Timing of revenue recognition
Peru [Member]
Primary geographical markets
Total Primary geographical markets	3,132,541	3,544,465	3,284,673
Peru [Member] | Engineering and construction One [Member]
Primary geographical markets
Total Primary geographical markets			1,862,176
Peru [Member] | Engineering and construction Two [Member]
Primary geographical markets
Total Primary geographical markets		1,794,735
Peru [Member] | Engineering and construction Three [Member]
Primary geographical markets
Total Primary geographical markets	1,465,538
Peru [Member] | Energy One[Member]
Primary geographical markets
Total Primary geographical markets			541,859
Peru [Member] | Energy Two [Member]
Primary geographical markets
Total Primary geographical markets		633,792
Peru [Member] | Energy Three [Member]
Primary geographical markets
Total Primary geographical markets	682,682
Peru [Member] | Infrastructure One [Member]
Primary geographical markets
Total Primary geographical markets			638,358
Peru [Member] | Infrastructure Two [Member]
Primary geographical markets
Total Primary geographical markets		745,750
Peru [Member] | Infrastructure Three [Member]
Primary geographical markets
Total Primary geographical markets	738,319
Peru [Member] | Real estate One [Member]
Primary geographical markets
Total Primary geographical markets			239,391
Peru [Member] | Real estate Two [Member]
Primary geographical markets
Total Primary geographical markets		367,276
Peru [Member] | Real estate Three [Member]
Primary geographical markets
Total Primary geographical markets	219,660
Peru [Member] | Parent Company operations One [Member]
Primary geographical markets
Total Primary geographical markets			2,889
Peru [Member] | Parent Company operations Two [Member]
Primary geographical markets
Total Primary geographical markets		2,912
Peru [Member] | Parent Company operations Three [Member]
Primary geographical markets
Total Primary geographical markets	26,342
Chile [Member]
Primary geographical markets
Total Primary geographical markets	557,785	708,996	750,565
Chile [Member] | Engineering and construction One [Member]
Primary geographical markets
Total Primary geographical markets			750,565
Chile [Member] | Engineering and construction Two [Member]
Primary geographical markets
Total Primary geographical markets		708,996
Chile [Member] | Engineering and construction Three [Member]
Primary geographical markets
Total Primary geographical markets	557,785
Chile [Member] | Energy One[Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Energy Two [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Energy Three [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Infrastructure One [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Infrastructure Two [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Infrastructure Three [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Real estate One [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Real estate Two [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Real estate Three [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Parent Company operations One [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Parent Company operations Two [Member]
Primary geographical markets
Total Primary geographical markets
Chile [Member] | Parent Company operations Three [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member]
Primary geographical markets
Total Primary geographical markets	611,149	151,663	106,160
Colombia [Member] | Engineering and construction One [Member]
Primary geographical markets
Total Primary geographical markets			106,160
Colombia [Member] | Engineering and construction Two [Member]
Primary geographical markets
Total Primary geographical markets		151,663
Colombia [Member] | Engineering and construction Three [Member]
Primary geographical markets
Total Primary geographical markets	611,149
Colombia [Member] | Energy One[Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Energy Two [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Energy Three [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Infrastructure One [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Infrastructure Two [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Infrastructure Three [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Real estate One [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Real estate Two [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Real estate Three [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Parent Company operations One [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Parent Company operations Two [Member]
Primary geographical markets
Total Primary geographical markets
Colombia [Member] | Parent Company operations Three [Member]
Primary geographical markets
Total Primary geographical markets